TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
As at	September 30, 2026	December 31, 2025
Trade accounts payable (note 20)	$1,520,803	$667,396
Accrued liabilities	4,076,455	2,729,947
	$5,597,258	$3,397,343